Retirement Plan	12 Months Ended
Dec. 31, 2017
Retirement Plan [Abstract]
RETIREMENT PLAN

NOTE 16 – RETIREMENT PLAN

The Company sponsors a defined contribution 401(k) profit sharing plan which was adopted in December 2015, effective in January 2016. Under the terms of the plan, the Company matches 100% of the first 3% of payroll contributed by the employee and 50% of the next 2% of payroll contributed by the employee to a maximum of 4% of an employee’s payroll. There was expense of $137,858 and $64,690 recorded in 2017 and 2016, respectively, for company contributions to the plan.